Note 36 - The COVID-19 pandemic, the oil and gas industry situation and their impact on Tenaris's operations and financial condition	12 Months Ended
Dec. 31, 2021
Extraordinary and Unusual Items 1 [Abstract]
Note 36 - The COVID-19 pandemic, the oil & gas industry situation and their impact on Tenaris’s operations and financial condition

36                The COVID-19 pandemic, the oil & gas industry situation and their impact on Tenaris’s operations and financial condition

The rapid expansion of the COVID-19 pandemic around the world and the containment measures adopted by governmental authorities triggered a severe fall in global economic activity and precipitated a serious crisis in the energy sector. Global oil and gas demand decreased significantly in the first half of 2020 causing a collapse in prices, an acute oversupply, a rapid build-up of excess inventories, and the consequent drop of investments in drilling activity by Tenaris’s oil and gas customers. The Company took prompt action to mitigate the impact of the crisis and to adapt Tenaris’s operations on a country-by-country basis to comply with applicable rules and requirements and contain the effects of the global crisis. In response to the COVID-19 outbreak, several countries, including countries where Tenaris has operations (such as Argentina, China, Colombia, Italy, Mexico, Saudi Arabia and the United States) took mitigation and containment measures, including bans on business activities and closure of industrial facilities. The Company implemented a worldwide restructuring program and cost-containment plan aimed at preserving the financial resources and overall liquidity position and maintaining the continuity of its operations; adjusted production levels at its facilities including through the temporary closure of certain facilities or production lines and layoffs in several jurisdictions, and reduced capital expenditures and working capital. In addition, the Company introduced remote work and other flexible work arrangements and implemented special operations protocols in order to safeguard the health, safety and wellbeing of Tenaris’s employees, customers and suppliers. Although such measures have so far proved to be successful to mitigate the impact of the crisis on Tenaris, if new and more contagious variants of the virus prove to be resistant to available vaccines and new preventive measures are imposed in the future, Tenaris’s operations could be further affected and its results adversely impacted. Despite economic volatility as a result of the continuing presence and repercussions of COVID-19, as well as the uncertainty about the future duration and extent of the pandemic, market demand for oil is approaching pre-pandemic levels and that for natural gas already exceeds them. Oil and natural gas prices also exceed pre-COVID-19 levels, while oil and gas drilling activity is steadily increasing in North America and the rest of the world and OCTG inventories are at relatively low levels in North America and are at more normal levels in the rest of the world. Tenaris’s North American industrial facilities continue ramping up to meet higher demand and some facilities -temporary shut down during 2020- were reopened during 2021. In this context, even with raw material, energy and logistic cost increases, Tenaris’s margins show a significant recovery compared to 2020.

With the purpose of assessing the Company’s exposure to the effects of the COVID-19 pandemic and its impact over its business, financial position and performance, the management has conducted impairment tests, and is closely monitoring the recoverability of long lived assets and deferred taxes, financial risk management, in particular credit and liquidity risks and the adequacy of its provisions for contingent liabilities.

The Company also renegotiated existing contractual obligations with its counterparties to adapt the commitments to the decrease in activity. As a result, Tenaris is adequately complying with all main outstanding contractual commitments and guarantees. In addition, Tenaris has not received any material government grants or public support measures for the years 2021 and 2020, and has not received, nor provided, material arrangements on the form of supply chain financing.

As of the date of these Consolidated Financial Statements, Tenaris’s capital and financial resources, and overall liquidity position, have not been affected by this scenario. Tenaris has in place non-committed credit facilities and management believes it has adequate access to credit markets. In addition, Tenaris has a net cash position of approximately $700[1] million as of the end of December 2021 and a manageable debt amortization schedule.

Considering Tenaris’s financial position and the funds provided by operating activities, management believes that the Company has sufficient resources to satisfy its current working capital needs, service its debt and address short-term changes in business conditions.

Management does not expect to disclose or incur in any material COVID-19-related contingency, and it considers its allowance for doubtful accounts sufficient to cover risks that could arise from credits with customers in accordance with IFRS 9.